Naming of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Residential mortgages – Non-Prime
Specialty Underwriting and Residential Fianace Trust, Series 2003-BC2 0001248636	X	Wilmington Finance, Inc.	433	65,772,877	23.14%	1	214,472	1.43%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	214,472	1.43%	0	0	0.00%
Specialty Underwriting and Residential Fianace Trust, Series 2003-BC4 0001274134	X	Decision One Mortgage Company, LLC	838	123,870,689	29.15%	1	214,472	0.68%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	214,472	0.68%	0	0	0.00%
First Franklin Mortgage Loan Trust 2004-FF19(a) 000121964	X	Unknown11(a)				1	180,103	0.29%							1	180,103	0.29%
Merrill Lynch Mortgage Investors Trust, Series 2004-FM19(a) 0001300342	X	Fremont Investment & Loan, N.A.	2,075	353,225,666	100.00%	1	106,192	0.44%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	106,192	0.44%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT19(a) 0001306304	X	Unknown11(a)				1	127,090	0.15%							1	127,090	0.15%
Merrill Lynch Mortgage Investors Trust, Series 2004-HE29(a) 0001306563	X	Unknown11(a)				174	23,276,159	35.73%							165	22,134,257	33.97%
Specialty Underwriting and Residential Fianace Trust, Series 2004-AA1 0001307189	X	Unknown				1	214,472	0.35%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	214,472	0.35%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-SL29(a) 0001307263	X	Unknown11(a)				104	3,315,653	60.03%							102	3,260,465	59.03%
Merrill Lynch Mortgage Investors Trust, Series 2005-WMC19(a) 0001315624	X	Unknown11(a)				1	100,493	0.06%							1	100,493	0.06%
Specialty Underwriting and Residential Fianace Trust, Series 2005-BC1 0001319962	X	MILA, Inc.	1,036	133,167,320	16.95%	1	214,472	0.25%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	214,472	0.25%
Merrill Lynch Mortgage Investors Trust, Series 2005-HE19(a) 0001324403	X	Unknown11(a)				4	1,039,205	2.52%							3	930,368	2.25%
Merrill Lynch Mortgage Investors Trust, Series 2005-WMC2 0001328797	X	WMC Mortgage Corp.	4,432	780,437,986	100.00%	1	1	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	1	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-SD19(a) 0001341929	X	Unknown11(a)				3	1,055,525	5.85%							3	1,055,525	5.85%
Merrill Lynch Mortgage Investors Trust, Series 2005-SL3 0001344079	X	LIME Financial Services	307	20,202,790	5.37%	1	30,133	0.10%	1	30,133	0.10%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-HE29(a) 0001345750	X	ComUnity Lending, Inc.	1,103	176,272,820	24.47%	1	425,000	0.34%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	425,000	0.34%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-HE39(a) 0001348113	X	Option One Mortgage Corporation	1,014	257,524,305	29.82%	7	2,171,288	1.75%							7	2,171,288	1.75%
		Ameriquest Mortgage Company	2,301	606,070,496	70.18%	13	3,727,320	3.00%							12	3,268,583	2.63%
Ownit Mortgage Loan Trust, Series 2005-5 0001347957	X	Ownit Mortgage Solutions Inc.	2,866	465,328,742	100.00%	2	428,944	0.52%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	428,944	0.52%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-HE19(a) 0001352502	X	Unknown11(a)				1	288,486	0.15%							1	288,486	0.15%
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC110(a) 0001353236	X	Unknown11(a)				25	5,974,655	2.08%							21	4,984,386	1.73%
		WMC Mortgage Corp.	6,436	1,265,639,168	100.00%	493	78,065,198	27.15%	0	0	0.00%	0	0	0.00%	5	1,287,136	0.45%	488	76,778,061	26.70%	0	0	0.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-A49(a) 0001370873	X	Unknown11(a)				1	346,750	0.25%							1	346,750	0.25%
First Franklin Mortgage Loan Trust 2007-FF1 0001385134	X	First Franklin Financial Corporation	9,898	2,033,910,275	100.00%	1	225,000	0.03%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	225,000	0.03%	0	0	0.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-A110(a) 0001385131	X	First National Bank of America	616	160,789,720	19.80%	8	1,421,754	0.41%	0	0	0.00%	0	0	0.00%	6	1,021,221	0.29%	0	0	0.00%	0	0	0.00%
First Franklin Mortgage Loan Trust 2007-FF2 0001389459	X	First Franklin Financial Corporation	12,821	2,600,256,201	100.00%	2,075	389,426,008	34.41%	0	0	0.00%	0	0	0.00%	2,075	389,426,008	34.41%	0	0	0.00%	0	0	0.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-A28 0001389455	X	Unknown11(a)				1	214,472	0.06%	0	0	0.00%	0	0	0.00%	1	214,472	0.06%	0	0	0.00%	0	0	0.00%
		First National Bank of America	638	171,928,665	19.51%	9	1,636,226	0.43%	0	0	0.00%	0	0	0.00%	6	1,256,871	0.33%	0	0	0.00%	0	0	0.00%
		National City Mortgage Co.	548	159,688,334	18.12%	1	89,017	0.02%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-A39(a) 0001395011	X	Unknown11(a)				3	643,416	0.28%	0	0	0.00%	0	0	0.00%	2	428,944	0.18%	0	0	0.00%	1	214,472	0.09%
		First National Bank of America	505	147,907,297	30.32%	4	946,693	0.41%	0	0	0.00%	0	0	0.00%	3	732,221	0.31%	0	0	0.00%	1	214,472	0.09%
First Franklin Mortgage Loan Trust 2007-FFC 0001392867	X	First Franklin Financial Corporation	15,508	855,877,212	100.00%	1,247	137,581,746	110.53%	185	23,224,218	18.66%	0	0	0.00%	93	4,231,230	3.40%	1	240,000	0.19%	968	109,886,298	88.28%
Merrill Lynch Alternative Note Asset Trust Series 2007-AF19(a) 0001398961	X	Unknown11(a)	6	2,030,604	0.29%	6	929,607	0.25%	0	0	0.00%	0	0	0.00%	2	251,603	0.07%	0	0	0.00%	1	214,472	0.06%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3 0001402968	X	Unknown11(a)				3	643,416	0.29%	0	0	0.00%	0	0	0.00%	3	643,416	0.29%	0	0	0.00%	2	428,944	0.20%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR410(a) 0001406781	X	Unknown11(a)				13	2,788,136	1.47%	0	0	0.00%	0	0	0.00%	10	2,144,720	1.13%	0	0	0.00%	3	643,416	0.34%
		GMAC Mortgage, LLC	663	225,950,141	63.96%	24	9,225,467	4.85%	0	0	0.00%	0	0	0.00%	10	3,266,627	1.72%	0	0	0.00%	0	0	0.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-6 0001417205	X	First Franklin Financial Corporation	161	26,238,161	100.00%	4	507,886	2.80%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	507,886	2.80%	0	0	0.00%

Residential mortgages – Non-Prime Subtotal*			91,579			4,240			187			0			2,539			499			977
Residential mortgages – Non-Prime Subtotal*				15,647,819,666			669,010,757			23,288,968			0			445,468,612			78,819,365			111,816,546

Residential mortgages – Prime
Merrill Lynch Mortgage Investors Trust, Series 2005-A69(a) 0001337440	X	Unknown11(a)				1	359,196	0.12%							1	359,196	0.12%
Merrill Lynch Mortgage Investors Trust, Series 2005-A89(a) 0001344467	X	Ameriquest Mortgage Company	3,108	528,570,447	52.20%	2	231,330	0.06%							2	231,330	0.06%

Residential mortgages – Prime Subtotal*			3,108			3			0			0			3			0			0
Residential mortgages – Prime Subtotal*				528,570,447			590,526			0			0			590,526			0			0

Issuing Entities with No Demands for Repurchase or Replacement12(a)

Residential mortgages – Non-Prime
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2003-CB3 0001248641	X		1,981	296,690,768	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2004-CB2 0001283616	X		1,956	418,640,997	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2004-CB6 0001302637	X		3,090	459,286,540	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2004-CB8 0001313763	X		3,684	547,530,756	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2005-CB3 0001329684	X		2,379	417,458,658	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2005-CB6 0001340315	X		3,150	498,791,423	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4 0001366173	X		2,520	520,639,704	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8 0001378276	X		2,628	571,697,970	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB4 0001395012	X		2,533	497,856,174	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 0001392868	X		10,755	2,234,527,127	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2 0001395007	X		10,106	2,002,131,979	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 0001398697	X		9,233	1,888,495,811	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 0001402720	X		7,567	1,600,000,024	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5 0001407137	X		3,126	795,445,096	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-A 0001395008	X		5,004	282,128,069	100.00%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1 0001413718	X		3,665	893,417,460	100.00%
First Franklin Mortgage Loan Trust 2004-FFC 0001312879	X		8,048	397,867,023	100.00%
First Franklin Mortgage Loan Trust 2005-FF12 0001349082	X		9,194	1,965,600,096	100.00%
First Franklin Mortgage Loan Trust 2005-FF6 0001328725	X		4,930	1,103,272,171	100.00%
First Franklin Mortgage Loan Trust 2005-FFH1 0001328796	X		3,220	550,000,106	100.00%
First Franklin Mortgage Loan Trust 2006-FF18 0001382369	X		12,140	2,402,708,323	100.00%
First Franklin Mortgage Loan Trust 2007-FFA 0001385135	X		9,262	499,661,412	100.00%
Fieldstone Mortgage Investment Trust, Series 2004-1			3,485	680,857,782	100.00%
Fieldstone Mortgage Investment Trust, Series 2004-4 0001304851	X		4,624	879,604,054	100.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-F1 0001389458	X		1,771	444,904,297	100.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 0001391449	X		1,252	428,979,193	100.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2 0001392904	X		1,679	611,879,992	100.00%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR5 0001416072	X		1,359	564,765,703	100.00%
Merrill Lynch Mortgage Investors Trust, Series 1994-G
Merrill Lynch Mortgage Investors Trust, Series 1999-H1 0001081317	X		3,412	251,929,210	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2002-AFC1 0001166761	X		8,751	571,972,923	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1 0001209003	X		5,692	783,179,496	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2002-NC1 0001174396	X		1,342	199,625,554	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-HE1			1,765	237,650,916	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1 0001271531	X		6,767	1,052,527,309	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC1 0001222424	X		4,838	792,060,542	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2 0001225791	X		4,637	756,897,316	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3 0001261841	X		5,435	897,875,491	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-HE1 0001298150	X		1,915	305,532,692	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-SL1 0001296487	X		5,669	205,021,859	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1 0001278941	X		4,967	837,959,970	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC2 0001286160	X		5,166	874,470,490	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3 0001290069	X		8,449	1,403,966,261	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC4 0001293655	X		7,729	1,305,921,361	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5 0001307262	X		12,893	2,328,550,139	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1 0001340116	X		5,253	1,108,280,467	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-FM1 0001337519	X		4,613	901,907,018	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-NC1 0001316272	X		6,006	1,010,863,601	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-NCA 0001337533	X		4,274	244,749,252	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-NCB 0001345623	X		4,648	247,934,336	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-SL1 0001320258	X		14,880	569,769,758	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-SL2 0001331580	X		11,505	472,638,619	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-A1 0001357994	X		1,346	668,539,580	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-A2 0001360975	X		1,190	348,838,110	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-A3 0001364545	X		1,587	558,850,114	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-AF1 0001375541	X		1,963	668,222,557	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2 0001378483	X		1,941	675,532,936	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-AHL1 0001368111	X		1,937	429,661,760	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-AR1 0001360673	X		3,269	678,821,101	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1 0001379644	X		15,079	2,375,911,775	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-FM1 0001368077	X		1,991	439,401,071	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-HE2 0001358888	X		3,478	569,982,363	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3 0001366775	X		2,956	552,381,273	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-HE4 0001370357	X		3,112	501,792,413	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-HE5 0001374556	X		7,090	1,376,307,736	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-HE6 0001382370	X		5,774	949,336,454	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-MLN1 0001375791	X		4,290	819,593,841	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1 0001374563	X		4,271	906,994,029	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-RM1 0001356932	X		3,050	517,795,728	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-RM2 0001364542	X		5,903	991,244,257	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-RM3 0001367768	X		4,383	777,950,775	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-RM4 0001374555	X		3,145	575,264,264	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-RM5 0001378278	X		2,944	535,628,316	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-SD1 0001374164	X		1,301	165,560,296	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-SL1 0001351148	X		8,571	401,279,299	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-SL2 0001371913	X		5,040	249,716,798	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2 0001357862	X		6,561	1,234,682,960	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2007-HE1 0001385130	X		6,688	1,184,010,241	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2007-HE2 0001389456	X		5,987	1,213,248,399	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2007-HE3 0001395009	X		3,645	668,937,131	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1 0001392927	X		6,283	1,396,358,498	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1 0001389457	X		2,433	383,044,110	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1 0001385132	X		4,773	284,784,503	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2010-NP1A			592	144,592,622	100.00%
Ownit Mortgage Loan Trust, Series 2004-1 0001307438	X		2,567	417,636,408	100.00%
Ownit Mortgage Loan Trust, Series 2005-1 0001317959	X		2,440	393,122,758	100.00%
Ownit Mortgage Loan Trust, Series 2005-2 0001323419	X		7,300	1,176,156,895	100.00%
Ownit Mortgage Loan Trust, Series 2005-3 0001343097	X		3,840	690,639,862	100.00%
Ownit Mortgage Loan Trust, Series 2005-4 0001342868	X		4,378	866,008,360	100.00%
Ownit Mortgage Loan Trust, Series 2006-1 0001351468	X		3,175	724,995,990	100.00%
Ownit Mortgage Loan Trust, Series 2006-2 0001355694	X		3,100	585,992,346	100.00%
Ownit Mortgage Loan Trust, Series 2006-3 0001359464	X		3,174	575,302,559	100.00%
Ownit Mortgage Loan Trust, Series 2006-4 0001367577	X		4,361	806,348,249	100.00%
Ownit Mortgage Loan Trust, Series 2006-5 0001370409	X		2,839	471,399,413	100.00%
Ownit Mortgage Loan Trust, Series 2006-6 0001374560	X		2,594	427,912,659	100.00%
Ownit Mortgage Loan Trust, Series 2006-7 0001378277	X		3,953	685,334,867	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2003-BC1 0001225011	X		1,658	244,000,377	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2003-BC3 0001264394	X		2,686	370,382,194	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2004-BC1 0001285106	X		3,355	525,008,837	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2004-BC2 0001295183	X		4,047	575,029,169	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2004-BC3 0001307196	X		4,419	650,002,380	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2004-BC4 0001312704	X		5,167	750,001,305	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2005-AB1 0001327109	X		1,561	270,000,227	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2005-AB2 0001338731	X		1,673	330,851,760	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2005-AB3 0001347897	X		1,594	315,001,647	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2005-BC2 0001327613	X		6,290	840,001,419	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2005-BC3 0001340125	X		6,930	1,050,001,736	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2005-BC4 0001347448	X		8,684	1,240,004,126	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-AB1 0001354710	X		2,506	475,002,390	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-AB2 0001364482	X		1,997	399,999,469	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-AB3 0001374562	X		1,934	425,000,053	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-BC1 0001353802	X		10,339	1,500,000,388	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-BC2 0001357703	X		5,388	790,000,365	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-BC3 0001367353	X		5,084	850,005,701	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-BC4 0001374564	X		6,517	1,100,000,096	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2006-BC5 0001379641	X		4,560	865,000,390	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2007-AB1 0001392869	X		1,435	350,000,517	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2007-BC1 0001385133	X		4,782	825,001,683	100.00%
Specialty Underwriting and Residential Fianace Trust, Series 2007-BC2 0001395010	X		2,100	390,000,562	100.00%
Terwin Mortgage Trust Series 2003-2HE 0001257673	X		879	172,772,758	100.00%
Terwin Mortgage Trust Series 2003-4HE 0001268747	X		1,468	236,806,283	100.00%
Terwin Mortgage Trust Series 2003-5SL 0001268747	X		3,235	133,109,686	100.00%
Terwin Mortgage Trust Series 2003-8HE 0001274589	X		1,525	268,868,534	100.00%
Terwin Mortgage Trust Series 2004-11HE 0001304576	X		1,308	270,148,643	100.00%
Terwin Mortgage Trust Series 2004-22SL 0001312703	X		5,362	265,005,791	100.00%
Terwin Mortgage Trust Series 2004-3HE 0001288861	X		1,172	244,995,922	100.00%
Terwin Mortgage Trust Series 2004-5HE 0001295668	X		1,906	324,987,696	100.00%
Terwin Mortgage Trust Series 2005-10HE 0001334649	X		2,462	276,035,205	100.00%
Terwin Mortgage Trust Series 2005-12AL 0001337709	X		1,665	315,010,838	100.00%
Terwin Mortgage Trust Series 2005-14HE 0001338841	X		1,854	325,001,345	100.00%
Terwin Mortgage Trust Series 2005-16HE 0001341934	X		2,517	550,720,739	100.00%
Terwin Mortgage Trust Series 2005-6HE 0001324384	X		1,797	350,020,475	100.00%

Residential mortgages – Other/Combined
Merrill Lynch Mortgage Investors Trust, Series 1988-W
Merrill Lynch Mortgage Investors Trust, Series MLCC 2007-W1			393	216,509,160	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2007-WL2			334	204,426,141	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2007-WL3			255	167,876,854	100.00%

Residential mortgages – Prime
Merrill Lynch Mortgage Investors Trust, Series MLCC 1999-A 1102675	X		981	617,231,881	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-A 0001221468	X		4,119	1,628,037,496	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-B 0001224368	X		2,801	1,074,841,359	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C 0001287083	X		2,552	1,004,952,623	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-D 0001257270	X		2,852	1,024,596,110	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-E 0001261425	X		2,684	1,005,518,595	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-F 0001264603	X		3,354	1,325,078,169	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-G 0001272978	X		2,690	1,000,000,178	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-H 0001274136	X		1,989	750,000,973	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-1 0001310131	X		1,426	612,025,533	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-A 0001284422	X		3,572	1,400,004,948	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-B 0001292105	X		2,897	1,000,003,353	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-C 0001295083	X		2,310	900,006,454	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-D 0001301649	X		2,682	1,000,001,358	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-E 0001303974	X		3,150	1,100,001,139	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-F 0001309757	X		2,831	1,000,012,589	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-G 0001312848	X		1,284	485,000,698	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2004-HB1 0001298854	X		2,054	500,001,016	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2005-1 0001325515	X		899	407,048,448	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2005-2 0001337873	X		2,378	1,220,525,429	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2005-3 0001343097	X		2,436	1,178,985,743	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2005-A 0001319119	X		1,439	550,001,262	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2005-B 0001328853	X		1,250	500,005,685	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1 0001354650	X		826	476,561,871	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2 0001360855	X		945	634,771,628	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-3 0001374561	X		828	537,919,898	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2007-1 0001392868	X		706	462,223,039	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2007-2 0001398696	X		586	416,548,326	100.00%
Merrill Lynch Mortgage Investors Trust, Series MLCC 2007-3 0001409615	X		390	293,596,173	100.00%
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1 0001390978	X		904	453,680,470	100.00%
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2 0001392004	X		1,054	645,969,568	100.00%
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3 0001402967	X		813	304,840,443	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2002-A3			1,076	468,090,398	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-A1 0001220307	X		1,027	427,500,172	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-A2 0001225288	X		1,756	803,894,572	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-A3 0001237223	X		813	353,901,155	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-A4 0001257793	X		1,494	655,087,975	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-A5 0001264956	X		1,286	549,169,468	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2003-A6 0001268732	X		758	322,414,971	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-A1 0001281979	X		1,375	604,180,564	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-A2 0001301782	X		1,162	436,345,701	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-A3 0001301762	X		763	388,340,131	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2004-A4 0001307231	X		793	500,550,731	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A1 0001316306	X		1,258	559,198,793	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A10 0001347796	X		1,724	781,839,264	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A2 0001318473	X		1,614	988,900,952	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A3 0001328521	X		1,142	317,707,145	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A4 0001329097	X		1,239	502,099,539	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A5 0001331818	X		1,191	730,706,297	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A7 0001340245	X		814	463,360,704	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2005-A9 0001347833	X		2,047	927,442,200	100.00%
Merrill Lynch Mortgage Investors Trust, Series 2006-F1 0001360862	X		455	226,864,854	100.00%

Name of Issuing Entity	Check if Registered	Name of Originator1(b)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2(b)			Assets That Were Repurchased or Replaced3(b)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4(b)			Demand Withdrawn5(b)			Demand Rejected6(b)
			(#)	($)	(%)	(#)	($)7(b)	(%)	(#)	($)7(b)	(%)	(#)	($)7(b)	(%)	(#)	($)7(b)	(%)	(#)	($)7(b)	(%)	(#)	($)7(b)	(%)
Commercial Mortgages
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		LaSalle Bank, National Association	1	67,000,000	2.18%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Bear Stearns Commercial Mortgage, Inc.	1	65,000,000	2.11%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Bear Stearns Commercial Mortgage, Inc.(75%) Lehman Brothers Bank, FSB (25%) (asset co-originated)	1	781,928,517	25.42%	1	621,296,900	100.00%	0	0	0.00%	0	0	0.00%	1	621,296,900	100.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Countrywide Commercial Real Estate Finance, Inc.	2	133,200,000	4.33%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Merrill Lynch Mortgage Lending Inc. (50%) Bear Stearns Commercial Mortgage, Inc. (26.5%) Morgan Stanley Mortgage Capital, Inc. (14.7%) Royal Bank of Canada (8.8%) (asset co-originated)	1	980,400,000	31.87%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Merrill Lynch Mortgage Lending Inc.	8	1,028,000,000	33.42%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Wells Fargo Bank, N.A.	1	20,700,000	0.67%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	Bank of America, N.A.	21	393,056,419	31.63%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	IXIS Real Estate Capital Inc.	8	128,083,453	10.31%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	Merrill Lynch Mortgage Lending, Inc.	31	438,622,029	35.30%	1	28,320,200	9.25%	0	0	0.00%	0	0	0.00%	1	28,320,200	9.25%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	PNC Bank, National Association	34	282,887,760	22.77%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001404613	X	LaSalle Bank, National Association	89	739,356,375	18.26%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001404613	X	General Electric Capital Corporation	64	886,893,130	21.90%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001404613	X	Merrill Lynch Mortgage Lending, Inc.	53	1,768,411,742	43.66%	1	3,380,000	0.19%	0	0	0.00%	0	0	0.00%	1	3,380,000	0.19%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001404613	X	Wells Fargo Bank, N.A.	59	655,563,014	16.19%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

Commercial Mortgages Subtotal*			374			3			0			0			3			0			0
Commercial Mortgages Subtotal*				8,369,102,438			652,997,100			0			0			652,997,100			0			0

Issuing Entities with No Demands for Repurchase or Replacement8(b)
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C1			159	647,219,459	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPB			1	873,436,000	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPD			1	434,346,000	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C2			300	1,138,310,835	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C1 0001040772	X		219	840,787,856	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C2 0001052935	X		147	686,342,931	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C2 0001060803	X		401	1,088,335,035	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C1 0001060802	X		142	646,080,530	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C3 0001075172	X		139	638,408,606	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-CAN1			32	181,617,111	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1999-C1 0001097398	X		106	592,445,159	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-HRPA			1	259,828,148	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-MW1 0001176178	X		101	1,082,600,757	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-KEY1 0001268822	X		79	1,076,546,925	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-MKB1 0001287083	X		72	979,850,322	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-KEY2 0001186308	X		115	1,115,140,373	100.00%
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2004-C2			81	52,399,818	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MKB2 0001320550	X		68	1,137,261,494	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-GN1 0001071460	X		1	94,229,700	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MCP1 0001330240	X		111	1,737,992,952	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CIP1 0001335233	X		135	2,056,750,308	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CKI1 0001344666	X		169	3,073,749,461	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-LC1 0001346319	X		142	1,546,255,943	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001351420	X		152	2,141,833,152	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001360571	X		244	2,489,838,695	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001362916	X		191	1,841,447,787	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C2 0001369017	X		126	1,542,696,552	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001371096	X		211	2,425,022,033	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001379882	X		279	4,522,709,155	100.00%
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-C4			146	88,930,891	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001390192	X		333	4,417,019,866	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-6 0001391668	X		144	2,145,926,360	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-7 0001398853	X		326	2,785,502,677	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-8 0001408514	X		218	2,435,364,704	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-9 0001415828	X		246	2,809,835,146	100.00%
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-C5			86	56,328,893	100.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2008-LAQA			1	1,438,411,000	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-C1 0001432961	X		92	948,772,134	100.00%

Total*			95,061			4,246			187			0			2,545			499			977
Total*				24,545,492,551			1,322,598,383			23,288,968			0			1,099,056,238			78,819,365			111,816,546

MERRILL LYNCH MORTGAGE INVESTORS, INC.
Endnotes for Forms ABS-15G/A Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G/A.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G/A is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G/A, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G/A.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G/A and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G/A.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G/A.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G/A;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G/A.

8(a)  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G/A, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G/A, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9(a) The Reportable Information for this issuing entity may include duplicative information because the securitizer was unable to reconcile information provided by a Demand Entity to the securitizer’s business records.  The information presented includes both the information reflected on the securitizer’s records and the information provided by the Demand Entity.  The Demand Entity provided Reportable Information for assets that comprise more than 20% of the total principal balance of assets as of the end of the reporting period covered by this Form ABS 15G/Aa-1 for which Reportable Information is presented for this issuing entity.  Based on information provided by the Demand Entity, the Reportable Information provided by the Demand Entity was prepared using the reporting conventions described in the immediately following footnote.

10(a) The Reportable Information for this issuing entity was provided solely by a Demand Entity.  The securitizer is unable to reconcile the Reportable Information for this issuing entity to information in itsbusiness records.  Based on information provided by the Demand Entity, the Reportable Information provided by the Demand Entity was prepared using the following reporting conventions:

“Outstanding Principal Balance” equals the remaining outstanding principal balance of the asset reflected on the distribution or payment reports at the end of the related reporting period, or if the asset has been liquidated prior to the end of the related reporting period, the final outstanding principal balance of the assets reflected on the distribution or payment reports prior to liquidation.

“Subject to Demand” includes assets for which a repurchase demand has been identified and coded by the reporting Demand Entity.

“Repurchased or Replaced” includes assets which have been repurchased or replaced.

“Repurchaser” means the party obligated under the transaction documents to repurchase an asset.

“Repurchase Enforcer” means the party obligated under the transaction documents to enforce the obligations of any Repurchaser.

“Repurchase Pending” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which a demand notice has been sent by the Demand Entity, as Repurchase Enforcer, to the Repurchaser.  An asset remains in this category until (using the reporting Demand Entity’s reporting conventions) (i) an asset has been repurchased or replaced, (ii) a demand is determined to be a “Demand in Dispute”, (iii) a demand is determined to be a “Demand Withdrawn”, or (iv) a demand is determined to be a “Demand Rejected.”

If the reporting Demand Entity is not the Repurchase Enforcer, includes assets for which the reporting Demand Entity (x) has sent notice of any demand for repurchase to the related Repurchase Enforcer, or (y) has received notice of a repurchase demand but has determined it is not required to take further action regarding such demand pursuant to its obligations under the applicable transaction documents.  An asset remains in this category until the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer, Repurchaser, or other transaction party, that the repurchase demand should be changed to “Demand in Dispute,” “Demand Withdrawn,”“Demand Rejected,” or “Repurchased” using the reporting Demand Entity’s reporting conventions.

“Demand in Dispute” includes assets for which (i) a response is received from the Repurchaser which refutes a repurchase demand, or (ii) the applicable cure period has expired.

“Demand Withdrawn” includes assets for which a previously submitted repurchase demand is withdrawn by the original requesting party.

“Demand Rejected” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which the Demand Entity has determined that it will no longer pursue enforcement of a previously submitted repurchase demand.  If the reporting Demand Entity is not the Repurchaser Enforcer, includes assets for which the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer that it has determined not to pursue a repurchase demand.

11(a) Data regarding the assets reported in this row was obtained from a report provided by a Demand Entity that either omitted the identity of the related originator(s) or contained data regarding the identity of the related originator(s) that the securitizer could not decipher.  Data regarding originators reported as “Unknown” has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense because the information provided by the related Demand Entity could not be reconciled to the business records of the securitizer.

12(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages

1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2(b) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G/A.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G/A is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G/A, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G/A.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G/A and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(b) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G/A.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

4(b)Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G/A;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

5(b)Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

6(b)Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G/A.

7(b)An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased, or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G/A, or (b) for any asset no longer part of the pool assets at the end of the reporting period, as zero.

8(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balan

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.